Bank Loans (Tables)	12 Months Ended
Dec. 31, 2022
Secured Debt [Abstract]
Summary of Group's Borrowings

The Group’s borrowings consisted of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Secured short-term bank loans	260,980	567,802	82,324
Secured long-term bank loans	5,216,005	7,803,723	1,131,433
	5,476,985	8,371,525	1,213,757

Summary of Loan Principal Due

As of December 31, 2022, the loan principal will be due according to the following schedule:

	RMB	US$
2023	1,213,901	175,999
2024	946,980	137,299
2025	4,344,298	629,864
2026	907,031	131,507
2027 and thereafter	1,079,442	156,504
	8,491,652	1,231,173